                      MERRILL LYNCH LIFE INSURANCE COMPANY
             MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT D

                       SUPPLEMENT DATED NOVEMBER 18, 2005
                                     TO THE
                          PROSPECTUS DATED MAY 1, 2005
                                      FOR
              MERRILL LYNCH INVESTOR CHOICE ANNUITY(SM) (IRA SERIES)


This supplement updates your Prospectus for the Merrill Lynch Investor Choice Annuity(SM) (IRA Series) issued through Merrill Lynch Life Variable Annuity Separate Account D.

For Contracts issued in Minnesota, the optional Guaranteed Minimum Income Benefit ("GMIB") currently is not available.

                                    *  *  *

If you have any questions, please contact your Financial Advisor, or call the Service Center at (800) 535-5549, or write the Service Center at P.O. Box 44222, Jacksonville, Florida 32231-4222. Please retain this supplement with your Investor Choice Annuity Prospectus for your reference.

                                                            Code: 101637-1105